Note 12 - Segmented Information	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
12.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	March 31, 2026	March 31, 2025

Exploration and evaluation assets:
Canada	$30,653,428	$21,324,785